CONSOLIDATED UNAUDITED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (6,319)	$ (6,505)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	68	55
Share-based compensation	217	269
Financial (income) expenses, net	(14)	(32)
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets	(100)	50
Increase (decrease) in trade accounts payable, accruals and other current liabilities	(591)	(204)
Increase (decrease) in employees and payroll accruals	370	15
Increase (decrease) in royalties provision	(5)	3
Net cash used in operating activities	(6,374)	(6,349)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(140)	(49)
Proceeds from (investment in) short-term bank and other deposit	(7,651)	(370)
Net cash used in investing activities	(7,791)	(419)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares and warrants in the 2019 registered direct offering, net of issuance expenses		6,511
Issuance of ordinary shares in the private placement, net of issuance expenses	4,731
Issuance of ordinary shares and warrants in the 2020 registered direct offerings, net of issuance expenses	10,139
Net cash provided by financing activities	14,870	6,511
Net increase (decrease) in cash, cash equivalents and restricted cash	705	(257)
Cash, cash equivalents and restricted cash at the beginning of the period	8,035	8,922
Cash, cash equivalents and restricted cash at the end of the period	8,740	8,665
Supplemental disclosure of non-cash flow information
Purchase of property and equipment included in accounts payable and accrued expenses	15
Recognition of operating leases and operating lease liabilities from adoption of ASU 2016-02		$ 490